INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
INVENTORIES
Inventories	($ in millions)
At December 31:	2016	2015
Finished goods	$358	$352
Work in process and raw materials	1,195	1,199

Total	$1,553	$1,551